CAPITALIZATION - Schedule of Preferred and Preference Stock (Details)	Dec. 31, 2025 $ / shares shares
CEI
Preferred stock and preference stock authorizations
Preferred Stock, Shares Authorized (in shares)	4,000,000
JCP&L
Preferred stock and preference stock authorizations
Preferred Stock, Shares Authorized (in shares)	15,600,000
PE
Preferred stock and preference stock authorizations
Preferred Stock, Shares Authorized (in shares)	10,000,000
Preferred Stock, Par Value (in dollars per share) | $ / shares	$ 0.01
Preferred Stock With Par Value $100 | FE
Preferred stock and preference stock authorizations
Preferred Stock, Shares Authorized (in shares)	5,000,000
Preferred Stock, Par Value (in dollars per share) | $ / shares	$ 100
Preferred Stock With Par Value $100 | OE
Preferred stock and preference stock authorizations
Preferred Stock, Shares Authorized (in shares)	6,000,000
Preferred Stock, Par Value (in dollars per share) | $ / shares	$ 100
Preferred Stock With Par Value $100 | TE
Preferred stock and preference stock authorizations
Preferred Stock, Shares Authorized (in shares)	3,000,000
Preferred Stock, Par Value (in dollars per share) | $ / shares	$ 100
Preferred Stock With Par Value $100 | MP
Preferred stock and preference stock authorizations
Preferred Stock, Shares Authorized (in shares)	940,000
Preferred Stock, Par Value (in dollars per share) | $ / shares	$ 100
Preferred Stock With Par Value $25 | OE
Preferred stock and preference stock authorizations
Preferred Stock, Shares Authorized (in shares)	8,000,000
Preferred Stock, Par Value (in dollars per share) | $ / shares	$ 25
Preferred Stock With Par Value $25 | TE
Preferred stock and preference stock authorizations
Preferred Stock, Shares Authorized (in shares)	12,000,000
Preferred Stock, Par Value (in dollars per share) | $ / shares	$ 25
Preference Stock | OE
Preferred stock and preference stock authorizations
Preference Stock, Shares Authorized (in shares)	8,000,000
Preference Stock | CEI
Preferred stock and preference stock authorizations
Preference Stock, Shares Authorized (in shares)	3,000,000
Preference Stock | TE
Preferred stock and preference stock authorizations
Preference Stock, Shares Authorized (in shares)	5,000,000
Preference Stock, Par Value (in dollars per share) | $ / shares	$ 25